Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit after taxes	€ 811	€ 854
Foreign currency translations:
Pretax activity, net	44	(280)
Tax effect	0	0
Foreign currency translation, net of tax	44	(280)
Cash flow hedges:
Pretax activity, net	35	(38)
Tax effect	(8)	7
Cash flow hedges, net of tax	27	(31)
Other reserves:
Pretax activity, net	(6)	13
Tax effect	2	(3)
Other reserves, net of tax	(4)	10
Items that may be subsequently reclassified to the income statement	67	(301)
Pension plan remeasurements:
Pretax activity, net	23	13
Tax effect	(6)	(4)
Pension plan adjustments, net of tax	17	9
Items that will not be subsequently reclassified to the income statement:	17	9
Other comprehensive income/(loss) for the period, net of tax	84	(292)
Total comprehensive income	895	562
Comprehensive income attributable to shareholders	882	562
Comprehensive income attributable to non-controlling interests	€ 13	€ 0